Deferred income for government grants (Tables)	12 Months Ended
Dec. 31, 2021
Accruals And Deferred Income 1 [Abstract]
Summary of Changes in the Carrying Amount of Deferred income for government grants

Changes in the carrying amount of deferred income for government grants for the years ended December 31, 2021 and 2020 are analysed as follows:

	31/12/21	31/12/20
Balance at beginning of year	12,458	13,869
Additions	1,725	—
Reclassification to liabilities directly related to assets held for sale	—	(11)
Credit to profit or loss	(1,429)	(1,400)
Balance at end of year	12,754	12,458